Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Investments in associates beginning balance	$ 257,433	$ 82,902
Acquistions	87,134	136,529
Exercise of warrants	0	14,519
Transfer from other investments (Note 13)	7,048	0
Share of loss, net	(9,013)	(6,114)
Share of other comprehensive income (loss), net	433	(537)
Net gain on ownership dilution	1,545	30,560
Gain on deemed disposal	6,956	0
Transfer to other investments	(46,625)	0
Disposals	0	(426)
Investments in associates end of period	$ 304,911	$ 257,433